EQUITY-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Restricted Stock Units Activity
The following table provides the outstanding RSUs as of December 31, 2021 and the changes in the period:

RSUs
Outstanding at December 31, 2020	3,339,036
Granted	2,612,488
Vested	(1,127,852)
Forfeited/Cancelled	(7,132)

Outstanding at December 31, 2021	4,816,540

Schedule of Assumptions Used
The following table summarizes the range of assumptions used in the Black-Scholes model for Options granted in the year ended December 31, 2019. There were no Options granted in the years ended December 31, 2021 and 2020.

2019
Expected volatility	27.5%
Expected term (in years)	4.80
Risk free interest rate	1.03%
Expected dividend yield	0%

Summary of Outstanding Options
The following table provides the outstanding Options as of December 31, 2021 and the changes in the period:
	Options	Weighted- Average Exercise Price per Unit (1)	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	25,725,000	$1.47
Redeemed	(50,000)	1.44

Outstanding at December 31, 2021	25,675,000	1.47	1.6	$18,431

Exercisable at December 31, 2021	24,375,000	$1.46	1.4	$17,978

(1)
Exercise price of certain Options are denominated in NZD and were translated into USD at the exchange rate on the grant date of the related Options, which exceeds the weighted-average exercise price calculated based upon the exchange rate as of December 31, 2021 that was used to determine the aggregate intrinsic value.